Hedging activities - Gains or losses recognised from Fair Value Hedges (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about hedges [line items]
Net (gains) reclassified from OCI to income statement	€ (1)	€ (10)	€ (28)
Fair value hedges
Disclosure of detailed information about hedges [line items]
Net (gains)/losses transferred to cost of inventories	(24)	(36)	(30)
Interest rate and cross currency swaps
Disclosure of detailed information about hedges [line items]
Net (gains) reclassified from OCI to income statement	(3)	(4)	(10)
Finance costs | Interest rate and cross currency swaps | Fair value hedges
Disclosure of detailed information about hedges [line items]
Net (gains)/losses transferred to cost of inventories	€ (24)	€ (36)	€ (30)